================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Radunsky
Title:   Chief Operating Officer
Phone:   (972) 535-1983

Signature, Place, and Date of Signing:

/s/ David Radunsky      Plano, TX      August 14, 2012
--------------------  ---------------  ----------------
   [Signature]        [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 445,411 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------ ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                         VOTING AUTHORITY
                             TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                CLASS         CUSIP    (X1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------ ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
3M CO                          COM         88579Y101   3,441      38,400 SH          SOLE                 38,400   0     0
ABBOTT LABS                    COM         002824100  12,315     191,020 SH          SOLE                191,020   0     0
AMGEN INC                NOTE 0.375% 2/0   031162AQ3   9,934  10,000,000 PRN         SOLE             10,000,000   0     0
AUTOMATIC DATA
 PROCESSING IN                 COM         053015103  16,974     304,968 SH          SOLE                304,968   0     0
AUTOZONE INC                   COM         053332102  12,520      34,100 SH          SOLE                 34,100   0     0
BANK OF AMERICA
 CORPORATION                   COM         060505104   3,059     374,000 SH          SOLE                374,000   0     0
BERKLEY W R CORP               COM         084423102   8,212     210,987 SH          SOLE                210,987   0     0
CARNIVAL CORP               PAIRED CTF     143658300   8,338     243,300 SH          SOLE                243,300   0     0
CISCO SYS INC                  COM         17275R102   7,761     452,000 SH          SOLE                452,000   0     0
CLOROX CO DEL                  COM         189054109   3,420      47,200 SH          SOLE                 47,200   0     0
COCA COLA CO                   COM         191216100  12,269     156,912 SH          SOLE                156,912   0     0
COLGATE PALMOLIVE CO           COM         194162103   3,539      34,000 SH          SOLE                 34,000   0     0
DARDEN RESTAURANTS INC         COM         237194105   3,488      68,901 SH          SOLE                 68,901   0     0
DELL INC                       COM         24702R101     317      25,366 SH          SOLE                 25,366   0     0
EBAY INC                       COM         278642103   8,528     203,000 SH          SOLE                203,000   0     0
ELLINGTON FINANCIAL LLC        COM         288522303   5,290     250,000 SH          SOLE                250,000   0     0
ENSCO PLC                  SHS CLASS A     G3157S106   7,674     163,388 SH          SOLE                163,388   0     0
EXXON MOBIL CORP               COM         30231G102   3,372      39,406 SH          SOLE                 39,406   0     0
FOSSIL INC                     COM         349882100   3,597      47,000 SH          SOLE                 47,000   0     0
GENERAL MLS INC                COM         370334104   3,358      87,133 SH          SOLE                 87,133   0     0
GENERAL MTRS CO               *W EXP
                            07/10/201      37045V118   1,555     141,097 SH          SOLE                141,097   0     0
GENERAL MTRS CO                COM         37045V100   2,522     127,900 SH          SOLE                127,900   0     0
GOLDMAN SACHS GROUP
 INC                           COM         38141G104  11,398     118,900 SH          SOLE                118,900   0     0
GREATBATCH INC           SDCV 2.250% 6/1   39153LAB2  13,726  14,000,000 PRN         SOLE             14,000,000   0     0
INTEL CORP                     COM         458140100   3,185     119,524 SH          SOLE                119,524   0     0
INTUIT                         COM         461202103  10,475     176,500 SH          SOLE                176,500   0     0
JDS UNIPHASE CORP        NOTE 1.000% 5/1   46612JAD3  12,870  13,000,000 PRN         SOLE             13,000,000   0     0
JOHNSON & JOHNSON              COM         478160104  13,134     194,407 SH          SOLE                194,407   0     0
KELLOGG CO                     COM         487836108   3,323      67,370 SH          SOLE                 67,370   0     0
KINDER MORGAN INC DEL         *W EXP
                            05/25/201      49456B119   2,185   1,011,686 SH          SOLE              1,011,686   0     0
KINDER MORGAN INC DEL          COM         49456B101  12,627     391,900 SH          SOLE                391,900   0     0
MAXYGEN INC                    COM         577776107   1,800     302,014 SH          SOLE                302,014   0     0
MCDONALDS CORP                 COM         580135101   3,072      34,700 SH          SOLE                 34,700   0     0
MEDTRONIC INC            NOTE 1.625% 4/1   585055AM8  37,882  37,850,000 PRN         SOLE             37,850,000   0     0
NORFOLK SOUTHERN CORP          COM         655844108   3,318      46,233 SH          SOLE                 46,233   0     0
ORACLE CORP                    COM         68389X105   8,720     293,619 SH          SOLE                293,619   0     0
PEPSICO INC                    COM         713448108   3,626      51,318 SH          SOLE                 51,318   0     0
POST HLDGS INC                 COM         737446104   2,554      83,050 SH          SOLE                 83,050   0     0
PROCTER & GAMBLE CO            COM         742718109   3,224      52,640 SH          SOLE                 52,640   0     0
PROGRESSIVE CORP OHIO          COM         743315103   8,465     406,400 SH          SOLE                406,400   0     0
SANDISK CORP             NOTE 1.000% 5/1   80004CAC5  38,003  38,250,000 PRN         SOLE             38,250,000   0     0
SANOFI                   RIGHT 12/31/2020  80105N113     687     487,168 SH          SOLE                487,168   0     0
SONIC CORP                     COM         835451105   5,648     563,700 SH          SOLE                563,700   0     0
SYMANTEC CORP                  COM         871503108   9,786     669,800 SH          SOLE                669,800   0     0
SYSCO CORP                     COM         871829107   8,061     270,400 SH          SOLE                270,400   0     0
TARGET CORP                    COM         87612E106   8,304     142,700 SH          SOLE                142,700   0     0
TJX COS INC NEW                COM         872540109  16,180     376,900 SH          SOLE                376,900   0     0
TRANSOCEAN INC           NOTE 1.500%12/1   893830AW9  37,766  38,000,000 PRN         SOLE             38,000,000   0     0
TRANSOCEAN LTD               REG SHS       H8817H100   8,238     184,179 SH          SOLE                184,179   0     0
UNIVERSAL TECHNICAL
 INST INC                      COM         913915104  11,665     863,400 SH          SOLE                863,400   0     0
WAL-MART STORES INC            COM         931142103   4,006      57,464 SH          SOLE                 57,464   0     0